Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	May 01, 2020
REMS Real Estate Value-Opportunity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	HLRRX
REMS Real Estate Value-Opportunity Fund | Platform Shares
Prospectus [Line Items]
Trading Symbol	HLPPX
REMS Real Estate Value-Opportunity Fund | Z Shares
Prospectus [Line Items]
Trading Symbol	HLZZX
REMS Real Estate Income 50/50 Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	RREIX
REMS Real Estate Income 50/50 Fund | Platform Shares
Prospectus [Line Items]
Trading Symbol	RREFX
REMS Real Estate Income 50/50 Fund | Z Shares
Prospectus [Line Items]
Trading Symbol	RREZX
REMS International Real Estate Value-Opportunity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	REIFX
REMS International Real Estate Value-Opportunity Fund | Platform Shares
Prospectus [Line Items]
Trading Symbol	REIYX
REMS International Real Estate Value-Opportunity Fund | Z Shares
Prospectus [Line Items]
Trading Symbol	REIZX